Notes Payable (Details) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012
Notes Payable Details
Note payable, net of debt discount of $7,362 and $0 respectively	$ 100,000	$ 41,138	$ 100,000	$ 45,000